INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAX

	2022	2021

Loss before income taxes	$(2,714,616)	$(1,253,242)
Expected income tax recovery at statutory rates	$(407,000)	$(188,000)
Provincial income tax	(244,000)	(137,000)
Effect of income taxes from US operations	(42,000)	(7,000)
Change in statutory, foreign tax, foreign exchange rates and other	(32,000)	(59,000)
Permanent differences	103,000	1,000
Adjustment to prior years provision versus statutory tax returns	(53,000)	(11,000)
Change in valuation allowance	675,000	401,000
Deferred income tax recovery	$-	$-

SCHEDULE OF PRE TAX LOSS AND INCOME TAXES

Components of the Company’s pre-tax loss and income taxes are as follows:

	2022	2021
Loss for the year
Canada	$(2,030,281)	$(1,144,350)
US	(684,335)	(108,892)
	$(2,714,616)	$(1,253,242)
Expected income tax (recovery)
Canada	$(549,000)	$(309,000)
US	(102,000)	(29,000)
	$(651,000)	$(338,000)
Deferred income tax (recovery)
Canada	$548,000	$309,000
US	103,000	29,000
	$651,000	$338,000
Deferred income tax recovery	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2022	2021

Tax loss carryforwards	$1,342,000	$780,000
Property and equipment	(74,000)	(9,000)
Financing fees	216,000	38,000
	1,484,000	809,000
Deferred tax assets valuation allowance	(1,484,000)	(809,000)
Net deferred tax assets	$-	$-